Warrant Liabilities (Details) - Schedule of public warrants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of public warrants [Abstract]
Balance at beginning
Acquired public warrants	21,600
Warrants exercised
Fair value remeasurement	(5,600)
Balance at Ending	$ 16,000